Assets Pledged and Received as Collateral	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Assets Pledged and Received as Collateral
38	ASSETS PLEDGED AND RECEIVED AS COLLATERAL

Assets Pledged

The carrying amounts of assets pledged as collateral at March 31, 2019 and 2018 were as follows:

	At March 31,
	2019	2018
	(In millions)
Cash and deposits with banks(1)	¥48,937	¥32,010
Trading assets	2,111,979	2,423,002
Financial assets at fair value through profit or loss	1,208,409	1,518,748
Debt instruments at amortized cost	280,246	—
Debt instruments at fair value through other comprehensive income	9,140,006	—
Equity instruments at fair value through other comprehensive income	184,417	—
Held-to-maturity investments	—	365,450
Available-for-sale financial assets	—	10,648,468
Loans and advances(1)	10,118,591	11,019,253
Other assets(1)	1,738,945	1,825,987

Total	¥24,831,530	¥27,832,918

(1)

At March 31, 2018, cash and deposits with banks, loans and advances, and other assets include those of SMFL, which were classified as assets held for sale. For additional information, refer to Note 50 “Assets and Disposal Groups Held for Sale.”

The SMBC Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. These transactions are conducted under terms that are usual and customary to standard contracts.

Loaned securities for which the borrowers have the right to sell or repledge were ¥7,649,435 million and ¥7,731,243 million at March 31, 2019 and 2018, respectively.

For the reserve funds with the Bank of Japan and other reserve deposits for foreign offices maintained by the SMBC Group, refer to Note 5 “Cash and Deposits with Banks.”

Assets Received as Collateral

Under certain transactions, including reverse repurchase agreements, securities borrowing, and discounting of bills, the SMBC Group is permitted to resell or repledge the collateral held in the absence of default by the owner of the collateral. These transactions are conducted under terms that are usual and customary for standard contracts. The fair values of securities and bills accepted as collateral were ¥13,461,458 million and ¥12,218,264 million at March 31, 2019 and 2018, respectively. As to the securities received in the reverse repurchase agreements and securities borrowing transactions, the SMBC Group has the obligation to return equivalent securities upon completion of the transactions. The fair value of securities sold or repledged to others was ¥9,166,534 million and ¥8,839,133 million at March 31, 2019 and 2018, respectively.